Investments in Associates and other Companies	12 Months Ended
Dec. 31, 2019
Disclosure of interests in other entities [text block] [Abstract]
INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

NOTE 11

INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

a)	Investments in associates and other, are shown in the following table:

				Investment
	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2020%	2019%	2018%	2020 MCh$	2019 MCh$	2018 MCh$	2020 MCh$	2019 MCh$	2018 MCh$
Redbanc S.A. (*)	-	-	33,43	-	-	2,822	-	-	-
Transbank S.A. (*)	-	-	25,00	-	-	17,651	-	-	-
Centro de Compensación Automatizado S.A.	33,33	33,33	33,33	2,788	2,184	1,894	603	293	305
Sociedad Interbancaria de Depósito de Valores S.A.	29,29	29,29	29,29	1,633	1,485	1,233	302	252	223
Cámara de Compensación de Alto Valor S.A.	15,00	15,00	15,00	971	958	945	28	29	58
Administrador Financiero del Transantiago S.A.	20,00	20,00	20,00	3,476	3,986	3,680	337	390	582
Sociedad Nexus S.A. (*)	-	-	12,90	-	-	2,279	-	-	-
Servicios de Infraestructura de Mercado OTC S.A.	12,07	12,07	12,48	1,528	1,556	1,491	(24)	60	57
Subtotal				10,396	10,169	31,995	1,246	1,024	1,225
Shares or rights in other companies
Bladex				-	-	-	-	13	19
Stock Exchanges				-	-	-	142	109	148
Others				-	8	8	-	-	(67)
Total				10,396	10,177	32,003	1,388	1,146	1,325

(*)	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, therefore, the treatment established in IFRS 5 “Non-current assets held for sale and discontinued operations” has been applied, on the participation of said companies, which is described in Note 1 v) and Note 38.

As described in Note 1 g), the Bank has irrevocably designated its participation in Bladex and Stock exchanges at fair value through other comprehensive income (FVOCI). Related dividends are recognized in the income statements under “Income from investments in associates and other companies”. The fair value of these equity investments is as follows:

	December 31,
	2020	2019
	MCh$	MCh$
Bladex	310	328
Stock exchange	228	154
Others	10	-
Total	548	482

b)	Summary of financial information of associates as of and for the years ended December 31, 2020, 2019 and 2018:

	As of December 31,
	2020				2019				2018
				Net income				Net income				Net income
	Assets	Liabilities	Equity		Assets	Liabilities	Equity		Assets	Liabilities	Equity
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Redbanc S.A.	-	-	-	-	23,413	14,106	8,441	866	20,825	12,469	7,505	851
Transbank S.A.	-	-	-	-	1,217,448	1,133,441	70,605	13,402	904,558	835,200	56,888	12,470
Centro de Compensación Automatizado S.A.	11,134	2,953	6,371	1,810	8,550	1,998	5,671	881	7,073	1,480	4,677	916
Sociedad Interbancaria de Depósito de Valores S.A.	5,840	314	4,496	1,030	5,074	4	4,209	861	4,392	230	3,400	762
Cámara de Compensación de Alto Valor S.A.	7,158	722	6,246	190	7,372	986	6,193	193	6,728	622	5,722	384
Administrador Financiero del Transantiago S.A.	49,841	30,670	17,227	1,944	54,712	34,787	17,978	1,947	55,818	37,419	15,490	2,909
Sociedad Nexus S.A.	-	-	-	-	31,147	13,471	17,660	16	35,139	18,335	13,955	2,849
Servicios de Infraestructura de Mercado OTC S.A.	14,480	2,232	12,441	(193)	15,152	2,682	11,993	477	25,273	13,313	11,506	454
Total	88,453	36,891	46,781	4,781	1,362,868	1,201,475	142,750	18,643	1,059,806	919,068	119,143	21,595

c)	Restrictions over the ability of associated companies to transfer funds to investors.

There are no significant restrictions regarding the capacity of associates to transfer funds, whether in cash dividends, refund of loans, or advance payments to the Bank.

d)	Activity with respect to investments in other companies in 2020, 2019 and 2018 is as follows:

	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Opening balance as of January 1,	10,177	32,003	27,585
Acquisition of investments		-	-
Sale of investments	(20)	-	-
Participation in income	1,388	1,146	1,325
Dividends received	(508)	(130)	(38)
Other adjustments (*)	(641)	(22,842)	3,131

Total	10,396	10,177	32,003

(*)	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, Thus, these investments have been reclassified to held for sale and presented under Other assets in the Consolidated Statement of Financial Position. As of December 31, 2020, only Nexus has been sold. Additionally, includes MTM over equity share investment of our subsidiaries.